DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

October 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Intermediate Tax-Free Fund (the “Fund”) (formerly DWS Intermediate Tax/AMT Free Fund), a series of Deutsche DWS Tax Free Trust (the “Trust”) (formerly Deutsche Tax Free Trust) (Reg. Nos. 002-81105; 811-03632)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on September 27, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Sincerely yours,

/s/ Andrew Hone

Andrew Hone

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.